Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan. 27, 2012
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OAKMARK GLOBAL SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oakmark Global Select Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 49%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
		5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual returns and costs may be higher or lower, based on these assumptions your expenses would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of U.S. and non-U.S. companies. The
Fund invests in the securities of companies located in at least three countries.
The Fund is non-diversified, which means that it may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. The Fund could own as few as twelve securities, but generally will have approximately twenty securities in its portfolio. Typically, the Fund will invest at least 40%
of its total assets in securities of non-U.S. companies (unless Harris Associates
L.P., the Fund's investment adviser (the "Adviser"), deems market conditions and/or company valuations less favorable to non-U.S. companies, in which case the Fund will invest at least 30% of its total assets in securities of non-U.S.
companies). There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.

The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By
"true business value," we mean an estimate of the price a knowledgeable buyer would pay to acquire the entire business. We believe that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.

The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Adviser looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Key Tenets of the Oakmark Investment Philosophy:

1. Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.

2. Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason--because the company just does not grow. The Adviser looks for good quality, growing businesses with positive free cash flow and intelligent investment of cash.

3. Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. In order to select investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser determines that a stock is selling at a significant discount and that the company has the additional qualities mentioned above, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated worth. This means the Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Adviser also monitors each holding and adjusts those price targets as warranted to
		reflect changes in a company's fundamentals.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As an investor in the Fund, you should have a long-term perspective and be able to tolerate potentially wide fluctuations in the value of your Fund shares.
Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the U.S. or abroad. As a result, when you redeem your Fund shares, they may be worth more or less than you paid for them.

Although the Fund makes every effort to achieve its objective, it cannot guarantee it will attain that objective. The principal risks of investing in the
Fund are:

Market Risk. The Fund is subject to market risk--the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as
"volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade.

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Small and Mid Cap Securities Risk. Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.
Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' true business values or because the Adviser misjudged those values.
In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may result in the Fund experiencing rapid and extreme value changes due to currency controls; different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.
These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries.
Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Investments in securities issued by entities domiciled in the United States also may be subject to many of these risks. The
Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Non-Diversification Risk. A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the
Fund's volatility.

Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. The likelihood of loss may
		be greater if you invest for a shorter period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of a non-diversified fund's shares. Lack of broad diversification also may cause a non-diversified fund to be more susceptible to economic, political or regulatory events than a diversified fund. A non-diversification strategy may increase the Fund's volatility.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. This information can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year. The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Updated performance information is available at oakmark.com or by calling
		1-800-OAKMARK.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the volatility of the Fund's historical returns and shows how the Fund's annual average returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-OAKMARK
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	oakmark.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Total Returns for Years Ended December 31 (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Since 2007, the highest and lowest quarterly returns for the Fund's Class
I Shares were:
• Highest quarterly return: 26.6%, during  the quarter ended June 30, 2009
• Lowest quarterly return: -16.3%, during   the quarter ended December 31,
		2008
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect the deduction of fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class II shares will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that includes countries throughout the world, in proportion to world stock market capitalization. All returns reflect reinvested dividends.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Class I shares. After-tax returns for
		Class II shares will vary from returns shown for Class I.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (does not reflect the deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2007	rr_AnnualReturn2007	(1.16%)
Annual Return 2008	rr_AnnualReturn2008	(32.49%)
Annual Return 2009	rr_AnnualReturn2009	53.58%
Annual Return 2010	rr_AnnualReturn2010	11.06%
Annual Return 2011	rr_AnnualReturn2011	(5.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.30%)
Label	rr_AverageAnnualReturnLabel	Global Select Fund - Class I Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(5.87%)
5 Years	rr_AverageAnnualReturnYear05	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Select Fund - Class I Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(5.87%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Global Select Fund - Class I Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(3.82%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 2006
Oakmark Global Select Fund (Prospectus Summary) | Oakmark Global Select Fund | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779